Schedule of Investments (unaudited)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
AeroVironment, Inc.(a)	12,195	$ 1,183,281
Ducommun, Inc.(a)	103,603	4,710,829
HEICO Corp., Class A	7,389	1,000,692
Kratos Defense & Security Solutions, Inc.(a)	112,897	1,816,513
Moog, Inc., Class A	101,946	11,842,047
V2X, Inc.(a)	40,820	2,053,654
		22,607,016
Air Freight & Logistics — 0.0%
Hub Group, Inc., Class A(a)	16,578	1,293,747
Radiant Logistics, Inc.(a)	4,714	31,820
		1,325,567
Automobile Components — 2.0%
Adient PLC(a)	321,041	12,575,176
Atmus Filtration Technologies, Inc.(a)(b)	11,654	268,625
Cooper-Standard Holdings, Inc.(a)(b)	86,199	1,287,813
Dana, Inc.	554,085	8,926,309
Fox Factory Holding Corp.(a)	20,359	2,255,981
Gentherm, Inc.(a)	41,837	2,519,006
Goodyear Tire & Rubber Co.(a)	337,449	4,356,467
Modine Manufacturing Co.(a)	267,413	12,726,185
Motorcar Parts of America, Inc.(a)(b)	37,624	296,853
Patrick Industries, Inc.	26,079	2,181,247
Standard Motor Products, Inc.	36,930	1,367,518
Visteon Corp.(a)	169,238	23,569,776
		72,330,956
Automobiles — 0.1%
Winnebago Industries, Inc.	56,407	3,657,994
Banks — 7.8%
Amalgamated Financial Corp.	266,246	4,771,128
Ameris Bancorp	52,489	2,138,927
Axos Financial, Inc.(a)	81,206	3,499,167
Bank of Marin Bancorp	66,845	1,258,023
Bank7 Corp.	567	14,243
BankFinancial Corp.	42,735	376,923
Bankwell Financial Group, Inc.	74	1,925
Bar Harbor Bankshares	7,841	194,770
BayCom Corp.	962	18,538
Business First Bancshares, Inc.	76,934	1,573,300
Byline Bancorp, Inc.	20,754	439,570
Capital Bancorp, Inc.	416	7,966
Capital City Bank Group, Inc.	187,400	5,717,574
Capstar Financial Holdings, Inc.	85,901	1,121,867
Carter Bankshares, Inc.(a)	31,766	454,571
Central Valley Community Bancorp	3,355	49,050
Civista Bancshares, Inc.	12,647	214,873
Colony Bankcorp, Inc.	3,247	33,801
Community Trust Bancorp, Inc.	57,083	2,026,446
ConnectOne Bancorp, Inc.	151,046	2,888,000
Customers Bancorp, Inc.(a)	7,155	251,427
CVB Financial Corp.	145,655	2,543,136
Dime Community Bancshares, Inc.	52,151	1,111,338
Enterprise Bancorp, Inc.	22,172	641,658
Enterprise Financial Services Corp.	229,739	8,893,197
FB Financial Corp.	217,849	6,618,253
Financial Institutions, Inc.	72,671	1,271,743
First Bancshares, Inc.	104,666	2,971,468
First Bank	27,568	315,378
First Busey Corp.	125,166	2,528,353
First Business Financial Services, Inc.	48,027	1,514,291
Security	Shares	Value
Banks (continued)
First Community Bankshares, Inc.	68,492	$ 2,118,458
First Financial Corp.	61,977	2,275,795
First Financial Northwest, Inc.	118,978	1,487,225
First Foundation, Inc.	77,299	607,570
First Internet Bancorp	66,746	1,285,528
First Interstate BancSystem, Inc., Class A	576,090	14,926,492
First Merchants Corp.	114,990	3,431,302
First United Corp.	31,391	509,476
FS Bancorp, Inc.	1,488	44,119
Fulton Financial Corp.	561,588	7,485,968
Hancock Whitney Corp.	672,154	27,726,352
HBT Financial, Inc.	164,831	3,082,340
Heartland Financial U.S.A., Inc.	1,046,217	32,056,089
Heritage Commerce Corp.	721,479	6,255,223
Heritage Financial Corp.	38,329	660,025
Home BancShares, Inc.	14,449	320,479
HomeTrust Bancshares, Inc.	126,801	2,897,403
Horizon Bancorp, Inc.	594,999	6,658,039
Independent Bank Corp.	129,455	2,471,296
Independent Bank Group, Inc.	51,482	2,172,540
International Bancshares Corp.	36,845	1,649,919
Lakeland Bancorp, Inc.	312,245	4,218,430
MainStreet Bancshares, Inc.	10,441	236,175
Mercantile Bank Corp.	62,069	2,071,863
Meridian Corp.	440	5,148
Mid Penn Bancorp, Inc.	67,112	1,469,082
Midland States Bancorp, Inc.	306,970	6,814,734
MidWestOne Financial Group, Inc.	18,409	393,216
MVB Financial Corp.	8,732	205,551
National Bank Holdings Corp., Class A	43,487	1,371,580
Northrim BanCorp, Inc.	119,891	4,979,073
OceanFirst Financial Corp.	1,143,179	19,285,430
Origin Bancorp, Inc.	81,979	2,515,936
Peapack-Gladstone Financial Corp.	63,482	1,731,154
Plumas Bancorp	156	5,451
Premier Financial Corp.	341,046	6,425,307
Primis Financial Corp.	5,858	52,019
RBB Bancorp	2,173	29,618
Republic Bancorp, Inc., Class A	33,384	1,483,585
Republic First Bancorp, Inc.(a)(b)	1,198,112	359,434
Riverview Bancorp, Inc.	217,487	1,287,523
Sandy Spring Bancorp, Inc.	212,531	4,726,689
Seacoast Banking Corp. of Florida	29,558	697,864
Shore Bancshares, Inc.	141,445	1,567,211
Sierra Bancorp	83,907	1,668,071
SmartFinancial, Inc.	44,161	1,005,546
South Plains Financial, Inc.	82,069	2,152,670
Southern First Bancshares, Inc.(a)	51,229	1,440,047
Summit Financial Group, Inc.	16,435	404,301
Third Coast Bancshares, Inc.(a)	6,565	123,553
Timberland Bancorp, Inc.	11,825	335,357
Towne Bank	202,662	4,782,823
UMB Financial Corp.	89,509	5,657,864
United Bankshares, Inc.	189,958	5,713,937
Univest Financial Corp.	190,065	3,419,269
Veritex Holdings, Inc.	68,244	1,283,670
Washington Trust Bancorp, Inc.	216,274	6,055,672
WesBanco, Inc.	348,048	8,826,497
Western New England Bancorp, Inc.	6,620	41,706
Wintrust Financial Corp.	14,102	1,094,456
		281,520,054

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Beverages — 1.0%
Coca-Cola Consolidated, Inc.	1,506	$ 1,052,543
Duckhorn Portfolio, Inc.(a)	20,354	253,204
MGP Ingredients, Inc.(b)	104,667	12,549,573
Primo Water Corp.	1,438,041	21,944,506
Vita Coco Co., Inc.(a)	28,159	796,618
		36,596,444
Biotechnology — 7.0%
2seventy bio, Inc.(a)	87,321	453,196
4D Molecular Therapeutics, Inc.(a)	65,630	1,068,456
ACADIA Pharmaceuticals, Inc.(a)	86,089	2,326,125
Agenus, Inc.(a)	808,400	1,115,592
Agios Pharmaceuticals, Inc.(a)	149,184	4,092,117
Alector, Inc.(a)	687,728	3,748,118
Alkermes PLC(a)	460,206	13,433,413
Allakos, Inc.(a)(b)	194,959	561,482
Allogene Therapeutics, Inc.(a)(b)	342,777	1,333,403
ALX Oncology Holdings, Inc.(a)	45,110	192,169
Amicus Therapeutics, Inc.(a)	139,561	1,789,172
Anika Therapeutics, Inc.(a)(b)	39,805	710,519
Apollomics, Inc., Class A(a)(b)	4,107	19,611
Applied Molecular Transport, Inc.(a)	65,272	14,236
Arcus Biosciences, Inc.(a)	172,348	3,533,134
Arrowhead Pharmaceuticals, Inc.(a)	82,300	2,274,772
ARS Pharmaceuticals, Inc.(a)	65	461
Atara Biotherapeutics, Inc.(a)	328,621	479,787
Atossa Therapeutics, Inc.(a)(b)	338,308	267,229
Avidity Biosciences, Inc.(a)	56,396	426,354
Beam Therapeutics, Inc.(a)	256,313	5,941,335
BioAtla, Inc.(a)	141,176	354,352
Blueprint Medicines Corp.(a)(b)	219,943	10,966,358
Bridgebio Pharma, Inc.(a)(b)	47,572	1,422,879
C4 Therapeutics, Inc.(a)	311,739	904,043
CareDx, Inc.(a)	330,529	3,077,225
Catalyst Pharmaceuticals, Inc.(a)	80,189	1,125,854
Chinook Therapeutics, Inc., CVR(a)(c)	35,990	14,036
Coherus Biosciences, Inc.(a)(b)	1,006,117	5,362,604
Crinetics Pharmaceuticals, Inc.(a)(b)	133,474	2,311,770
Cytokinetics, Inc.(a)	226,912	7,928,305
Deciphera Pharmaceuticals, Inc.(a)(b)	334,962	4,702,866
Denali Therapeutics, Inc.(a)	418,238	9,657,115
Dynavax Technologies Corp.(a)	464,575	6,671,297
Dyne Therapeutics, Inc.(a)	118,251	1,348,061
Eagle Pharmaceuticals, Inc.(a)	25,084	425,174
Editas Medicine, Inc.(a)(b)	446,211	3,975,740
Emergent BioSolutions, Inc.(a)(b)	546,090	2,561,162
Enanta Pharmaceuticals, Inc.(a)	113,133	1,680,025
Erasca, Inc.(a)	1,734	4,491
Fate Therapeutics, Inc.(a)	1,373,665	3,447,899
FibroGen, Inc.(a)	465,126	446,521
G1 Therapeutics, Inc.(a)	5,173	8,639
Graphite Bio, Inc.(a)	9,136	20,282
Halozyme Therapeutics, Inc.(a)	271,604	11,559,466
Heron Therapeutics, Inc.(a)(b)	602,441	988,003
Homology Medicines, Inc.(a)	191,198	229,438
Ideaya Biosciences, Inc.(a)	38,775	1,138,434
ImmunoGen, Inc.(a)	172,184	2,727,395
Insmed, Inc.(a)	40,253	881,138
Intellia Therapeutics, Inc.(a)	297,945	11,166,979
Intercept Pharmaceuticals, Inc.(a)	255,348	2,765,419
Iovance Biotherapeutics, Inc.(a)	146,965	887,669
Ironwood Pharmaceuticals, Inc., Class A(a)	853,646	7,512,085
iTeos Therapeutics, Inc.(a)	146,716	1,770,129
Security	Shares	Value
Biotechnology (continued)
Jounce Therapeutics, Inc., CVR(a)	10,334	$ 310
Karyopharm Therapeutics, Inc.(a)(b)	756,944	968,888
Kezar Life Sciences, Inc.(a)	61,112	91,057
Kiniksa Pharmaceuticals Ltd., Class A(a)	275,121	4,740,335
Kinnate Biopharma, Inc.(a)	9,740	21,720
Kodiak Sciences, Inc.(a)	556,007	1,223,215
Kronos Bio, Inc.(a)(b)	43,065	59,860
Krystal Biotech, Inc.(a)	4,986	620,657
Kura Oncology, Inc.(a)	383,818	3,811,313
Kymera Therapeutics, Inc.(a)	102,422	1,954,212
MacroGenics, Inc.(a)	372,683	1,736,703
MiMedx Group, Inc.(a)	10,397	77,146
Myriad Genetics, Inc.(a)(b)	145,787	2,602,298
NextCure, Inc.(a)	169,789	247,892
Nkarta, Inc.(a)	39,690	68,267
Nurix Therapeutics, Inc.(a)	132,895	1,129,607
Olema Pharmaceuticals, Inc.(a)(b)	155,812	1,581,492
Organogenesis Holdings, Inc., Class A(a)	46,047	128,932
ORIC Pharmaceuticals, Inc.(a)	2,176	19,497
Passage Bio, Inc.(a)	143,703	112,232
PMV Pharmaceuticals, Inc.(a)	297,837	2,150,383
Poseida Therapeutics, Inc.(a)	155,138	324,238
Precigen, Inc.(a)	121,854	213,245
Prelude Therapeutics, Inc.(a)	6,387	23,824
Prothena Corp. PLC(a)	8,065	425,993
PTC Therapeutics, Inc.(a)	213,987	8,452,486
Puma Biotechnology, Inc.(a)	225,028	816,852
Recursion Pharmaceuticals, Inc., Class A(a)	163,175	1,419,622
REGENXBIO, Inc.(a)	422,735	7,482,409
Relay Therapeutics, Inc.(a)	394,044	4,027,130
Replimune Group, Inc.(a)(b)	70,771	1,445,144
REVOLUTION Medicines, Inc.(a)	44,322	1,505,618
Rigel Pharmaceuticals, Inc.(a)	780,501	889,771
Rocket Pharmaceuticals, Inc.(a)	4,408	68,985
Sana Biotechnology, Inc.(a)(b)	128,988	690,086
Sangamo Therapeutics, Inc.(a)	1,701,103	1,648,879
Scholar Rock Holding Corp.(a)	70,775	442,344
Shattuck Labs, Inc.(a)	4,414	9,534
Surface Oncology, Inc.(a)	58,721	62,831
Sutro Biopharma, Inc.(a)	364,238	1,730,130
Syndax Pharmaceuticals, Inc.(a)	59,201	1,095,811
TG Therapeutics, Inc.(a)(b)	61,565	644,586
Travere Therapeutics, Inc.(a)	607,340	8,672,815
Twist Bioscience Corp.(a)(b)	396,963	8,729,216
Ultragenyx Pharmaceutical, Inc.(a)	52,465	1,930,187
Vanda Pharmaceuticals, Inc.(a)	299,523	1,554,524
Vaxcyte, Inc.(a)(b)	63,900	3,317,688
Veracyte, Inc.(a)	361,951	9,555,506
Vericel Corp.(a)	90,163	2,960,051
Vir Biotechnology, Inc.(a)	197,753	2,503,553
Voyager Therapeutics, Inc.(a)	51,478	515,810
Xencor, Inc.(a)	68,137	1,497,651
		251,826,069
Broadline Retail — 0.0%
Savers Value Village, Inc.(a)	59,901	1,482,550
Building Products — 1.7%
AAON, Inc.(b)	43,663	2,753,389
American Woodmark Corp.(a)	32,556	2,528,625
Apogee Enterprises, Inc.	61,720	3,114,391
Builders FirstSource, Inc.(a)(b)	6,056	878,362
Caesarstone Ltd.(a)	78,729	327,513
CSW Industrials, Inc.	463	83,169

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Gibraltar Industries, Inc.(a)	126,665	$ 9,503,675
Griffon Corp.	2,147	89,895
Janus International Group, Inc.(a)	551,685	6,316,793
JELD-WEN Holding, Inc.(a)	518,514	7,819,191
PGT Innovations, Inc.(a)	83,880	2,364,577
UFP Industries, Inc.	260,352	27,167,731
		62,947,311
Capital Markets — 1.6%
AssetMark Financial Holdings, Inc.(a)	48,520	1,401,743
Avantax, Inc.(a)(b)	32,249	674,649
Cohen & Steers, Inc.	53,245	3,470,509
Federated Hermes, Inc., Class B	85,003	2,954,704
GCM Grosvenor, Inc., Class A	32,947	251,715
Hamilton Lane, Inc., Class A	113,721	10,552,172
Houlihan Lokey, Inc., Class A	264,882	27,902,670
Oppenheimer Holdings, Inc., Class A, NVS	12,203	464,934
Patria Investments Ltd., Class A	107,720	1,553,323
StepStone Group, Inc., Class A	78,459	2,422,029
Victory Capital Holdings, Inc., Class A	219,717	7,562,659
		59,211,107
Chemicals — 0.8%
Alto Ingredients, Inc.(a)	77,029	278,075
Cabot Corp.	129,670	9,395,888
Core Molding Technologies, Inc.(a)	20,538	556,785
Ingevity Corp.(a)	8,621	464,586
Innospec, Inc.	40,046	4,301,741
Livent Corp.(a)(b)	163,792	3,516,614
Quaker Chemical Corp.	61,505	10,915,908
Rayonier Advanced Materials, Inc.(a)	232,604	821,092
		30,250,689
Commercial Services & Supplies — 0.6%
Brady Corp., Class A, NVS	6,305	318,024
BrightView Holdings, Inc.(a)(b)	495,502	4,102,757
CECO Environmental Corp.(a)	63,169	870,469
CoreCivic, Inc.(a)	333,780	3,591,473
Healthcare Services Group, Inc.	388,944	4,492,303
Interface, Inc., Class A	64,391	665,159
Li-Cycle Holdings Corp.(a)(b)	199,351	885,118
Steelcase, Inc., Class A	550,439	4,992,482
		19,917,785
Communications Equipment — 0.6%
Calix, Inc.(a)	258,462	12,021,068
Extreme Networks, Inc.(a)	287,529	7,892,671
Lantronix, Inc.(a)	1,949	7,601
NETGEAR, Inc.(a)	63,531	837,338
		20,758,678
Construction & Engineering — 2.9%
API Group Corp.(a)	114,780	3,231,057
Arcosa, Inc.	10,263	802,772
Comfort Systems U.S.A., Inc.	108,220	19,974,165
Construction Partners, Inc., Class A(a)	24,704	858,464
Dycom Industries, Inc.(a)	19,580	1,956,629
EMCOR Group, Inc.	153,223	34,360,258
Fluor Corp.(a)(b)	226,004	7,907,880
Great Lakes Dredge & Dock Corp.(a)	1,348	11,903
Matrix Service Co.(a)	84,481	702,037
MYR Group, Inc.(a)	101,159	14,371,659
Primoris Services Corp.(b)	211,651	7,486,096
Security	Shares	Value
Construction & Engineering (continued)
Sterling Infrastructure, Inc.(a)	109,739	$ 9,082,000
Tutor Perini Corp.(a)	224,197	1,993,111
		102,738,031
Construction Materials — 0.3%
Summit Materials, Inc., Class A(a)	249,918	9,349,432
Consumer Finance — 1.2%
Enova International, Inc.(a)	279,738	14,112,782
EZCORP, Inc., Class A, NVS(a)	981,603	8,255,281
FirstCash Holdings, Inc.	93,423	8,344,542
LendingClub Corp.(a)	155,846	1,084,688
LendingTree, Inc.(a)(b)	194,865	3,684,897
Oportun Financial Corp.(a)	49,135	343,945
PROG Holdings, Inc.(a)	145,802	5,001,009
Regional Management Corp.	103,004	2,830,550
		43,657,694
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc.	54,955	2,822,489
SpartanNash Co.	112,397	2,445,758
		5,268,247
Containers & Packaging — 0.0%
O-I Glass, Inc.(a)	23,917	474,992
Diversified Consumer Services — 1.3%
2U, Inc.(a)	110,489	350,250
American Public Education, Inc.(a)(b)	75,029	394,652
Chegg, Inc.(a)	328,311	3,352,055
Duolingo, Inc., Class A(a)	23,439	3,449,283
Frontdoor, Inc.(a)	389,534	12,784,506
Laureate Education, Inc., Class A	1,727,870	24,069,229
OneSpaWorld Holdings Ltd.(a)	146,163	1,672,105
Rover Group, Inc., Class A(a)(b)	139,083	941,592
Stride, Inc.(a)	16,385	696,199
		47,709,871
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	97,270	1,751,833
American Assets Trust, Inc.	555,644	11,896,338
Armada Hoffler Properties, Inc.	145,536	1,657,655
Empire State Realty Trust, Inc., Class A	125,936	1,099,421
Star Holdings(a)	18,782	255,811
		16,661,058
Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A(a)(b)	231,943	3,333,021
Cogent Communications Holdings, Inc.	9,828	693,660
EchoStar Corp., Class A(a)	265,530	4,614,911
Globalstar, Inc.(a)(b)	156,137	224,837
IDT Corp., Class B(a)	36,683	857,649
Iridium Communications, Inc.	84,203	4,121,737
Liberty Latin America Ltd., Class A(a)	40,329	360,541
Lumen Technologies, Inc.	99,428	158,091
Ooma, Inc.(a)	431,423	6,078,750
		20,443,197
Electric Utilities — 0.2%
Portland General Electric Co.	162,552	7,129,531
Electrical Equipment — 1.7%
Allient, Inc.	27,421	933,137
Atkore, Inc.(a)	210,188	32,362,646
Bloom Energy Corp., Class A(a)	31,417	470,941
Encore Wire Corp.	46,187	7,612,079
EnerSys	115,908	12,168,022

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
LSI Industries, Inc.	52,401	$ 825,316
NEXTracker, Inc., Class A(a)	12,515	527,132
Powell Industries, Inc.	6,522	547,652
Shoals Technologies Group, Inc., Class A(a)	52,997	1,042,981
Sunrun, Inc.(a)	39,206	612,790
Thermon Group Holdings, Inc.(a)	94,920	2,608,401
		59,711,097
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.	72,642	8,576,841
Benchmark Electronics, Inc.	228,229	5,874,614
Climb Global Solutions, Inc.	6,093	262,060
ePlus, Inc.(a)	200,052	13,279,452
Fabrinet(a)	74,405	11,962,092
Insight Enterprises, Inc.(a)	113,354	18,146,842
Itron, Inc.(a)	95,668	6,544,648
Kimball Electronics, Inc.(a)(b)	58,503	1,766,206
Methode Electronics, Inc.	1,181	38,087
Napco Security Technologies, Inc.	33,634	833,451
OSI Systems, Inc.(a)	4,661	635,527
PC Connection, Inc.	195,643	10,392,556
Plexus Corp.(a)	1,839	186,750
Sanmina Corp.(a)	518,758	28,894,821
ScanSource, Inc.(a)	116,204	3,809,167
Vishay Precision Group, Inc.(a)	1,447	52,121
		111,255,235
Energy Equipment & Services — 2.4%
Archrock, Inc.	569,484	7,283,700
Borr Drilling Ltd.(a)(b)	1,001,189	6,998,311
Bristow Group, Inc.(a)	2,895	80,192
ChampionX Corp.	174,041	6,281,140
DMC Global, Inc.(a)	67,130	1,612,463
Helix Energy Solutions Group, Inc.(a)	578,902	5,870,066
Helmerich & Payne, Inc.	236,973	9,476,550
Kodiak Gas Services, Inc.(a)	16,081	294,122
Liberty Energy, Inc., Class A	484,074	7,720,980
Nabors Industries Ltd.(a)	6,192	685,392
Newpark Resources, Inc.(a)	37,184	222,360
Oil States International, Inc.(a)	498,365	3,907,182
Patterson-UTI Energy, Inc.	1,037,517	14,670,490
ProPetro Holding Corp.(a)	1,278,083	12,320,720
Solaris Oilfield Infrastructure, Inc., Class A	143,470	1,509,304
U.S. Silica Holdings, Inc.(a)	457,005	5,634,872
		84,567,844
Entertainment — 0.2%
Atlanta Braves Holdings, Inc., Class C, NVS(a)	2,609	96,116
Cinemark Holdings, Inc.(a)(b)	176,118	2,867,201
Eros Media World PLC, Class A(a)	23,977	384
Lions Gate Entertainment Corp., Class A(a)	97,130	769,270
Lions Gate Entertainment Corp., Class B, NVS(a)	70,221	523,146
Marcus Corp.	32,396	492,095
Playstudios, Inc., Class A(a)(b)	12,446	44,308
Sciplay Corp., Class A(a)	124,796	2,832,869
Sphere Entertainment Co., Class A(a)	1,770	62,056
		7,687,445
Financial Services — 1.5%
Burford Capital Ltd.	34,037	468,689
Essent Group Ltd.	108,430	5,445,355
Federal Agricultural Mortgage Corp., Class C, NVS	31,775	5,348,368
Marqeta, Inc., Class A(a)(b)	754,963	4,643,022
NMI Holdings, Inc., Class A(a)(b)	340,828	9,754,497
Pagseguro Digital Ltd., Class A(a)	904,715	8,124,341
Security	Shares	Value
Financial Services (continued)
Paysafe Ltd.(a)	61,348	$ 803,659
Radian Group, Inc.	73,571	1,992,303
Repay Holdings Corp., Class A(a)(b)	320,103	2,951,350
StoneCo Ltd., Class A(a)	1,145,357	14,042,077
		53,573,661
Food Products — 0.8%
Cal-Maine Foods, Inc.	130,104	6,217,670
Hostess Brands, Inc., Class A(a)	515,174	14,672,155
Sovos Brands, Inc.(a)	59,314	1,328,634
SunOpta, Inc.(a)	506,353	2,222,890
Vital Farms, Inc.(a)	394,395	4,645,973
		29,087,322
Gas Utilities — 0.9%
New Jersey Resources Corp.	467,835	19,728,602
Spire, Inc.	185,104	10,811,925
		30,540,527
Ground Transportation — 0.2%
Covenant Logistics Group, Inc., Class A	137,829	6,777,052
FTAI Infrastructure, Inc.	575,716	2,003,492
Universal Logistics Holdings, Inc.	42	1,139
		8,781,683
Health Care Equipment & Supplies — 2.9%
Accuray, Inc.(a)(b)	353,318	1,006,956
AngioDynamics, Inc.(a)	223,292	1,793,035
Artivion, Inc.(a)(b)	119,263	2,017,930
AtriCure, Inc.(a)(b)	76,318	3,445,758
Atrion Corp.	4,139	1,925,049
Axonics, Inc.(a)	14,441	827,469
Cerus Corp.(a)	251,325	475,004
Embecta Corp.	21,240	389,329
Glaukos Corp.(a)	36,592	2,749,523
Haemonetics Corp.(a)	22,846	2,049,972
Inari Medical, Inc.(a)	59,521	3,965,289
Inogen, Inc.(a)	35,734	221,908
Inspire Medical Systems, Inc.(a)	18,896	4,287,124
Integer Holdings Corp.(a)	1,479	126,174
iRadimed Corp.	16,002	739,772
Lantheus Holdings, Inc.(a)	65,601	4,489,732
LeMaitre Vascular, Inc.	39,755	2,298,237
LivaNova PLC(a)	200,913	11,160,717
Merit Medical Systems, Inc.(a)	378,586	24,714,094
Neogen Corp.(a)	119,930	2,772,782
NeuroPace, Inc.(a)	911	8,554
Nevro Corp.(a)	67,331	1,349,313
NuVasive, Inc.(a)	82,258	3,269,756
Omnicell, Inc.(a)	76,752	4,364,119
OraSure Technologies, Inc.(a)	498,548	3,220,620
Paragon 28, Inc.(a)	50,402	722,261
SI-BONE, Inc.(a)	90,566	2,072,150
STAAR Surgical Co.(a)(b)	178,442	7,737,245
Tactile Systems Technology, Inc.(a)	241,484	4,576,122
Varex Imaging Corp.(a)	209,231	4,115,574
Zimvie, Inc.(a)	28,688	338,518
		103,230,086
Health Care Providers & Services — 2.7%
Accolade, Inc.(a)(b)	100,044	1,349,594
Addus HomeCare Corp.(a)	7,019	615,566
Alignment Healthcare, Inc.(a)	81,717	477,227
Aveanna Healthcare Holdings, Inc.(a)	142,707	205,498
Brookdale Senior Living, Inc.(a)	271,589	1,154,253

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
CorVel Corp.(a)	7,729	$ 1,672,942
Cross Country Healthcare, Inc.(a)(b)	73,222	1,886,199
Ensign Group, Inc.	187,279	18,769,101
Fulgent Genetics, Inc.(a)	22,997	753,382
Guardant Health, Inc.(a)	270,796	10,582,708
HealthEquity, Inc.(a)	86,851	5,866,785
Hims & Hers Health, Inc., Class A(a)(b)	432,294	2,900,693
Joint Corp.(a)	32,997	306,542
NeoGenomics, Inc.(a)	170,427	2,561,518
OPKO Health, Inc.(a)(b)	752,154	1,376,442
Option Care Health, Inc.(a)(b)	228,232	7,949,321
Patterson Cos., Inc.	131,210	3,941,548
PetIQ, Inc., Class A(a)(b)	199,230	3,801,308
Privia Health Group, Inc.(a)(b)	237,642	6,238,102
Progyny, Inc.(a)	392,859	14,669,355
Quipt Home Medical Corp.(a)	67,512	398,996
R1 RCM, Inc.(a)	48,611	838,054
RadNet, Inc.(a)	176,616	5,900,741
Surgery Partners, Inc.(a)	6,288	228,003
Viemed Healthcare, Inc.(a)	192,675	1,524,059
		95,967,937
Health Care REITs — 0.0%
Diversified Healthcare Trust	313,686	851,657
Health Care Technology — 0.3%
American Well Corp., Class A(a)	1,174,975	1,668,464
Health Catalyst, Inc.(a)	234,578	2,742,217
HealthStream, Inc.	30,476	640,910
NextGen Healthcare, Inc.(a)	112,603	2,050,501
Sharecare, Inc., Class A(a)	76,700	72,681
Veradigm, Inc.(a)	395,276	5,288,793
		12,463,566
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.	503,059	7,555,946
Braemar Hotels & Resorts, Inc.	1,923,275	5,231,308
Chatham Lodging Trust	142,911	1,397,670
Hersha Hospitality Trust, Class A	46,774	459,321
RLJ Lodging Trust	1,665,255	16,635,897
Ryman Hospitality Properties, Inc.	10,685	908,545
Summit Hotel Properties, Inc.	114,938	667,790
		32,856,477
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc., Class A(a)(b)	219,357	2,608,155
Bally’s Corp.(a)(b)	214,705	3,564,103
BJ’s Restaurants, Inc.(a)	132,429	3,894,737
Carrols Restaurant Group, Inc.(a)	316,403	2,208,493
Cava Group, Inc.(a)(b)	48,558	2,156,461
Century Casinos, Inc.(a)(b)	0	—
Chuy’s Holdings, Inc.(a)	6,169	235,039
Denny’s Corp.(a)	7,107	67,730
El Pollo Loco Holdings, Inc.	173,611	1,651,041
Everi Holdings, Inc.(a)	212,049	3,066,228
Fiesta Restaurant Group, Inc.(a)	710	5,971
Hilton Grand Vacations, Inc.(a)	159,264	6,963,022
Monarch Casino & Resort, Inc.	73,378	4,945,677
Papa John’s International, Inc.	45,892	3,474,024
PlayAGS, Inc.(a)	183,948	1,256,365
Potbelly Corp.(a)	3,688	29,467
Super Group SGHC Ltd.(a)	142,030	536,873
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	107,108	$ 11,149,943
Wingstop, Inc.	86,821	13,946,925
		61,760,254
Household Durables — 2.5%
Bassett Furniture Industries, Inc.	257	3,919
Beazer Homes U.S.A., Inc.(a)	6,186	181,312
Century Communities, Inc.	95,081	7,059,764
Ethan Allen Interiors, Inc.	161,364	5,063,602
GoPro, Inc., Class A(a)	228,161	829,365
Green Brick Partners, Inc.(a)	2,503	123,798
Helen of Troy Ltd.(a)	14,362	1,765,377
Hooker Furnishings Corp.	27,213	585,896
Installed Building Products, Inc.	110,736	16,026,821
iRobot Corp.(a)	39,779	1,547,005
KB Home	138,878	7,055,002
La-Z-Boy, Inc.	59,887	1,847,514
MDC Holdings, Inc.	48,828	2,316,889
Meritage Homes Corp.	26,354	3,664,260
Taylor Morrison Home Corp., Class A(a)	600,319	28,455,121
Tri Pointe Homes, Inc.(a)(b)	382,487	11,895,346
Universal Electronics, Inc.(a)(b)	18,302	162,888
Vizio Holding Corp., Class A(a)(b)	83,548	479,566
		89,063,445
Household Products — 0.3%
Central Garden & Pet Co.(a)	14,487	639,456
Central Garden & Pet Co., Class A, NVS(a)	205,700	8,392,560
Oil-Dri Corp. of America	1,758	118,489
		9,150,505
Independent Power and Renewable Electricity Producers — 0.9%
Brookfield Renewable Corp., Class A	157,425	4,400,029
Clearway Energy, Inc., Class A	589,970	13,828,897
Clearway Energy, Inc., Class C	625,851	15,502,329
Spruce Power Holding Corp.(a)	883	698
		33,731,953
Industrial REITs — 0.6%
First Industrial Realty Trust, Inc.	62,146	3,227,863
Industrial Logistics Properties Trust	192,421	756,215
Terreno Realty Corp.	311,580	18,972,106
		22,956,184
Insurance — 2.0%
Ambac Financial Group, Inc.(a)	208,427	2,684,540
Argo Group International Holdings Ltd.	47,395	1,410,001
CNO Financial Group, Inc.	299,194	7,001,140
Crawford & Co., Class A, NVS	56,680	607,043
Donegal Group, Inc., Class A	109,958	1,606,486
eHealth, Inc.(a)	217,300	1,699,286
Genworth Financial, Inc., Class A(a)	523,502	3,031,077
Heritage Insurance Holdings, Inc.(a)	130,323	692,015
Kinsale Capital Group, Inc.	60,634	24,170,531
Mercury General Corp.	400,645	11,462,453
Oscar Health, Inc., Class A(a)	774,516	4,856,215
Palomar Holdings, Inc.(a)	6,205	316,517
Selective Insurance Group, Inc.	100,699	9,990,348
Selectquote, Inc.(a)	299,974	365,968
Tiptree, Inc.	15,625	275,313
United Fire Group, Inc.	31,039	613,641
		70,782,574
Interactive Media & Services — 1.7%
Bumble, Inc., Class A(a)	834,662	14,005,628
Cargurus, Inc., Class A(a)	395,838	7,168,626

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Cars.com, Inc.(a)	10,279	$ 192,115
DHI Group, Inc.(a)	13,808	52,056
Eventbrite, Inc., Class A(a)(b)	634,805	6,430,575
EverQuote, Inc., Class A(a)(b)	103,590	640,186
fuboTV, Inc.(a)(b)	219,645	513,969
QuinStreet, Inc.(a)	3,007	29,769
Shutterstock, Inc.	146,481	6,168,315
TrueCar, Inc.(a)	276,207	660,135
Vimeo, Inc.(a)	1,072,986	4,270,484
Yelp, Inc.(a)	492,382	21,098,569
ZipRecruiter, Inc., Class A(a)	85,663	1,301,221
		62,531,648
IT Services — 0.4%
Backblaze, Inc., Class A(a)	46,578	272,947
Brightcove, Inc.(a)	60,357	232,374
DigitalOcean Holdings, Inc.(a)(b)	52,278	1,414,120
Fastly, Inc., Class A(a)(b)	214,645	5,106,405
Grid Dynamics Holdings, Inc., Class A(a)	57,188	665,096
Hackett Group, Inc.	203,938	4,806,819
Information Services Group, Inc.	12,718	66,134
PFSweb, Inc.	2,866	13,671
Rackspace Technology, Inc.(a)	62,574	156,435
Squarespace, Inc., Class A(a)	81,195	2,448,029
Unisys Corp.(a)(b)	190,974	769,625
		15,951,655
Leisure Products — 0.1%
Escalade, Inc.	103	1,544
JAKKS Pacific, Inc.(a)	676	13,303
Marine Products Corp.	8,790	122,972
MasterCraft Boat Holdings, Inc.(a)	77,176	1,679,350
Topgolf Callaway Brands Corp.(a)	140,175	2,444,652
		4,261,821
Life Sciences Tools & Services — 0.7%
AbCellera Biologics, Inc.(a)(b)	424,779	2,315,046
Adaptive Biotechnologies Corp.(a)	962,689	6,517,405
Akoya Biosciences, Inc.(a)	686	3,567
Alpha Teknova, Inc.(a)	665	1,297
Codexis, Inc.(a)(b)	542,798	944,468
CryoPort, Inc.(a)(b)	82,832	1,167,931
Harvard Bioscience, Inc.(a)	307	1,354
Medpace Holdings, Inc.(a)	9,420	2,545,943
NanoString Technologies, Inc.(a)(b)	300,721	769,846
Pacific Biosciences of California, Inc.(a)(b)	545,647	6,154,898
Personalis, Inc.(a)	708,814	1,290,041
Quanterix Corp.(a)	32,877	881,104
Quantum-Si, Inc., Class A(a)(b)	316,298	740,137
Seer, Inc., Class A(a)	348,900	917,607
Singular Genomics Systems, Inc.(a)(b)	130,459	61,303
SomaLogic, Inc., Class A(a)	160,615	354,959
		24,666,906
Machinery — 3.9%
Alamo Group, Inc.	3,290	564,729
Albany International Corp., Class A	16,107	1,493,441
Astec Industries, Inc.	113,373	6,215,108
CIRCOR International, Inc.(a)	27,118	1,510,201
Columbus McKinnon Corp.	15,679	590,628
Commercial Vehicle Group, Inc.(a)	30,827	283,917
Federal Signal Corp.	43,064	2,624,751
Franklin Electric Co., Inc.	235,478	22,773,077
Kadant, Inc.	12,016	2,640,396
Kennametal, Inc.	341,241	9,032,649
Security	Shares	Value
Machinery (continued)
Lindsay Corp.	8,143	$ 1,010,546
Manitowoc Co., Inc.(a)	447,527	7,572,157
Mueller Industries, Inc.	69,660	5,374,966
NN, Inc.(a)	1,027	2,177
Proto Labs, Inc.(a)	410	12,095
SPX Technologies, Inc.(a)	117,256	9,265,569
Tennant Co.	57,700	4,756,211
Terex Corp.	309,801	18,777,039
Trinity Industries, Inc.	310,878	7,793,711
Wabash National Corp.	75,648	1,705,862
Watts Water Technologies, Inc., Class A	165,570	31,254,649
Xylem, Inc.	46,838	4,849,607
		140,103,486
Marine Transportation — 0.4%
Matson, Inc.	166,345	14,618,399
Media — 0.6%
Cardlytics, Inc.(a)	88,211	1,469,595
Entravision Communications Corp., Class A	322,367	1,234,666
EW Scripps Co., Class A, NVS(a)	193,451	1,477,966
Gambling.com Group Ltd.(a)	75,219	1,066,605
Gannett Co., Inc.(a)(b)	58,611	170,558
Gray Television, Inc.	70,655	569,479
iHeartMedia, Inc., Class A(a)	179,947	649,609
Integral Ad Science Holding Corp.(a)(b)	245,811	3,507,723
PubMatic, Inc., Class A(a)	85,364	1,186,559
TEGNA, Inc.	331,291	5,476,240
Thryv Holdings, Inc.(a)	204,566	4,171,101
Townsquare Media, Inc., Class A	77	744
WideOpenWest, Inc.(a)	22,986	186,187
		21,167,032
Metals & Mining — 2.0%
Atlas Lithium Corp.(a)	15,821	392,677
Caledonia Mining Corp. PLC	14,352	148,400
Carpenter Technology Corp.	26,477	1,658,255
Coeur Mining, Inc.(a)	1,826,560	4,402,010
Commercial Metals Co.	661,916	37,259,252
Constellium SE, Class A(a)(b)	399,958	7,199,244
i-80 Gold Corp.(a)	557,340	1,103,533
Kaiser Aluminum Corp.	22,507	1,708,731
Materion Corp.	20,422	2,221,709
NioCorp Developments Ltd.(a)	41,996	155,385
Novagold Resources, Inc.(a)(b)	683,485	2,815,958
Olympic Steel, Inc.	20,058	1,073,504
Perpetua Resources Corp.(a)	17,005	56,287
PolyMet Mining Corp.(a)	47,017	97,795
Ryerson Holding Corp.	52,957	1,649,081
Schnitzer Steel Industries, Inc., Class A	261,810	8,692,092
SunCoke Energy, Inc.	77,486	720,620
Tredegar Corp.	71,043	357,346
Warrior Met Coal, Inc.	46,518	1,840,252
		73,552,131
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty Trust, Inc.	495,379	7,906,249
Granite Point Mortgage Trust, Inc.	8,770	46,832
Great Ajax Corp.	197,396	1,332,423
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	135,045	3,020,957
Ladder Capital Corp., Class A	203,385	2,229,099
		14,535,560

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities — 0.0%
Unitil Corp.	27,144	$ 1,325,170
Office REITs — 1.1%
Brandywine Realty Trust	260,834	1,304,170
City Office REIT, Inc.	24,622	124,095
Corporate Office Properties Trust	738,259	19,106,143
Equity Commonwealth	24,306	462,543
Hudson Pacific Properties, Inc.	279,181	1,901,223
Paramount Group, Inc.	2,461,982	12,654,587
Piedmont Office Realty Trust, Inc., Class A	374,161	2,570,486
		38,123,247
Oil, Gas & Consumable Fuels — 5.1%
Ardmore Shipping Corp.	381,100	4,740,884
Berry Corp.	1,037	8,887
California Resources Corp.	13,000	725,920
Callon Petroleum Co.(a)	28,739	1,127,431
Chord Energy Corp.	44,317	7,157,195
Civitas Resources, Inc.	11,151	916,835
CVR Energy, Inc.	247,218	8,084,029
Delek U.S. Holdings, Inc.	22,424	577,418
Denbury, Inc.(a)	7,959	728,885
DHT Holdings, Inc.	1,036,934	9,591,639
Dorian LPG Ltd.	20,691	533,828
Encore Energy Corp.(a)	208,284	535,290
Energy Fuels, Inc.(a)	157,306	1,121,592
Equitrans Midstream Corp.	6,811	65,386
Evolution Petroleum Corp.	255,197	2,158,967
International Seaways, Inc.	30,647	1,316,902
Magnolia Oil & Gas Corp., Class A	784,748	17,892,254
Matador Resources Co.	184,069	11,688,381
Murphy Oil Corp.	897,952	40,767,021
Navigator Holdings Ltd.(a)	44,635	614,178
Nordic American Tankers Ltd.	623,938	2,439,598
Ovintiv, Inc.	87,566	4,112,099
Par Pacific Holdings, Inc.(a)	69,525	2,388,184
PBF Energy, Inc., Class A	200,703	9,410,964
REX American Resources Corp.(a)	5,481	216,445
Scorpio Tankers, Inc.	131,856	6,660,046
SFL Corp. Ltd.	171,701	1,940,221
SM Energy Co.	753,272	31,870,938
Teekay Tankers Ltd., Class A	63,749	2,593,309
World Kinect Corp.	462,554	10,129,933
		182,114,659
Passenger Airlines — 0.4%
Hawaiian Holdings, Inc.(a)(b)	239,389	2,053,958
JetBlue Airways Corp.(a)	512,672	3,035,018
SkyWest, Inc.(a)(b)	114,855	5,179,960
Spirit Airlines, Inc.	161,696	2,667,984
		12,936,920
Personal Care Products — 0.4%
BellRing Brands, Inc.(a)	33,586	1,393,819
elf Beauty, Inc.(a)	95,988	13,314,495
Nature’s Sunshine Products, Inc.(a)	1,259	21,164
Oddity Tech Ltd., Class A(a)	18,684	777,068
		15,506,546
Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc.(a)	64,908	485,512
Amphastar Pharmaceuticals, Inc.(a)	91,982	4,903,560
ANI Pharmaceuticals, Inc.(a)	14,467	931,530
Arvinas, Inc.(a)(b)	224,622	6,336,587
Assertio Holdings, Inc.(a)	197,166	646,704
Security	Shares	Value
Pharmaceuticals (continued)
Atea Pharmaceuticals, Inc.(a)	685,043	$ 2,301,744
Axsome Therapeutics, Inc.(a)	3,786	305,909
Collegium Pharmaceutical, Inc.(a)	237,008	5,550,727
Corcept Therapeutics, Inc.(a)	543,956	17,803,680
Endo International PLC(a)	724,513	7,245
Evolus, Inc.(a)	83,476	825,578
Harmony Biosciences Holdings, Inc.(a)	275,040	9,970,200
Innoviva, Inc.(a)	974	12,419
Intra-Cellular Therapies, Inc.(a)	45,515	2,526,993
Ligand Pharmaceuticals, Inc.(a)(b)	20,696	1,361,176
Longboard Pharmaceuticals, Inc.(a)	2,399	13,890
Mind Medicine MindMed, Inc.(a)	16,675	69,201
Nektar Therapeutics(a)	1,050,662	625,144
NGM Biopharmaceuticals, Inc.(a)	266,363	503,426
Nuvation Bio, Inc., Class A(a)	618,104	1,013,691
Pacira BioSciences, Inc.(a)	131,346	4,636,514
Phibro Animal Health Corp., Class A	4,474	62,412
Prestige Consumer Healthcare, Inc.(a)(b)	356,805	20,812,436
Revance Therapeutics, Inc.(a)	51,847	914,063
Scilex Holding Co. (Acquired 03/05/21 - 01/09/23, cost $9,826,744), NVS(a)(b)(d)	430,177	1,203,059
Supernus Pharmaceuticals, Inc.(a)(b)	636,312	20,260,174
Tarsus Pharmaceuticals, Inc.(a)(b)	91,510	1,602,340
Trevi Therapeutics, Inc.(a)	45	99
Xeris Biopharma Holdings, Inc.(a)	196,461	445,966
		106,131,979
Professional Services — 2.5%
Conduent, Inc.(a)	513,951	1,613,806
CSG Systems International, Inc.	119,683	6,499,984
ExlService Holdings, Inc.(a)	829,085	24,234,155
Exponent, Inc.	64,052	5,755,713
Franklin Covey Co.(a)	83,111	3,546,346
Huron Consulting Group, Inc.(a)	13,908	1,390,105
IBEX Holdings Ltd.(a)	5,153	100,793
Insperity, Inc.	313,703	31,787,525
KBR, Inc.	91,626	5,636,831
Kelly Services, Inc., Class A, NVS	155,987	2,884,200
Kforce, Inc.	69,106	4,329,491
Korn Ferry	19,882	1,013,584
Legalzoom.com, Inc.(a)	1,350	15,403
Mistras Group, Inc.(a)	18,384	98,171
ShiftPixy, Inc.(a)	56	33
TTEC Holdings, Inc.	4,978	148,145
		89,054,285
Real Estate Management & Development — 0.3%
Anywhere Real Estate, Inc.(a)	200,391	1,314,565
Compass, Inc., Class A(a)(b)	228,234	821,642
FRP Holdings, Inc.(a)	29,241	1,665,860
Opendoor Technologies, Inc.(a)	518,768	2,023,195
RMR Group, Inc., Class A	186,192	4,706,934
		10,532,196
Residential REITs — 0.6%
Bluerock Homes Trust, Inc., Class A(a)	77	1,071
Elme Communities	130,929	2,013,688
Independence Realty Trust, Inc.	820,838	13,814,704
NexPoint Residential Trust, Inc.	112,355	4,218,930
UMH Properties, Inc.	40,406	604,070
		20,652,463
Retail REITs — 1.0%
Acadia Realty Trust	682,590	10,163,765

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Kite Realty Group Trust	962,854	$ 21,731,615
RPT Realty	255,569	2,898,152
		34,793,532
Semiconductors & Semiconductor Equipment — 3.3%
Ambarella, Inc.(a)	111,859	6,952,037
Amkor Technology, Inc.	423,930	11,853,083
Axcelis Technologies, Inc.(a)	117,835	22,641,995
Cohu, Inc.(a)	15,396	575,656
Diodes, Inc.(a)	29,756	2,435,529
FormFactor, Inc.(a)	240,148	8,482,027
Ichor Holdings Ltd.(a)	64,031	2,345,456
inTEST Corp.(a)	37,722	660,889
Kulicke & Soffa Industries, Inc.	33,874	1,752,302
Lattice Semiconductor Corp.(a)(b)	204,554	19,894,922
MaxLinear, Inc.(a)	382,979	9,000,007
Photronics, Inc.(a)	140,320	3,334,003
Power Integrations, Inc.	75,485	6,342,250
Rambus, Inc.(a)	125,064	7,062,364
Semtech Corp.(a)	28,768	752,283
Silicon Laboratories, Inc.(a)	57,667	7,776,972
Synaptics, Inc.(a)	86,967	7,613,091
		119,474,866
Software — 5.8%
8x8, Inc.(a)	675,109	2,194,104
A10 Networks, Inc.	57,510	856,324
ACI Worldwide, Inc.(a)	204,902	4,975,020
Alarm.com Holdings, Inc.(a)	72,888	4,269,050
Appfolio, Inc., Class A(a)	46,926	9,045,925
Asana, Inc., Class A(a)	283,846	6,099,850
Aurora Innovation, Inc., Class A(a)(b)	464,528	1,472,554
Bit Digital, Inc.(a)(b)	563,319	1,323,800
BlackLine, Inc.(a)	155,333	9,329,300
Box, Inc., Class A(a)(b)	399,387	10,575,768
C3.ai, Inc., Class A(a)(b)	13,804	428,200
Cerence, Inc.(a)(b)	34,923	911,490
Cleanspark, Inc.(a)	159,033	784,033
Clear Secure, Inc., Class A	70,374	1,529,931
CommVault Systems, Inc.(a)	111,210	7,596,755
Domo, Inc., Class B(a)(b)	263,451	2,808,388
eGain Corp.(a)	1,996	13,293
EngageSmart, Inc.(a)	322,818	5,717,107
Everbridge, Inc.(a)(b)	334,434	8,297,307
Expensify, Inc., Class A(a)	140,286	601,827
Freshworks, Inc., Class A(a)	25,122	549,418
Intapp, Inc.(a)	50,110	1,834,527
InterDigital, Inc.	12,890	1,117,692
Kaleyra, Inc.(a)	1	7
Kaltura, Inc.(a)	29,153	55,099
LivePerson, Inc.(a)	613,342	2,576,036
LiveRamp Holdings, Inc.(a)	209,643	6,779,855
MicroStrategy, Inc., Class A(a)(b)	9,590	3,428,713
Model N, Inc.(a)(b)	231,736	6,256,872
PROS Holdings, Inc.(a)	194,028	6,957,844
Q2 Holdings, Inc.(a)(b)	826,487	28,439,418
Qualys, Inc.(a)(b)	22,064	3,434,262
Rapid7, Inc.(a)	349,295	17,600,975
Sapiens International Corp. NV	5,178	154,770
SEMrush Holdings, Inc., Class A(a)	214,871	2,030,531
Sprout Social, Inc., Class A(a)	93,753	5,019,536
Telos Corp.(a)	82,597	215,578
Tenable Holdings, Inc.(a)	218,223	9,900,777
Upland Software, Inc.(a)	152,438	541,155
Security	Shares	Value
Software (continued)
Varonis Systems, Inc.(a)(b)	455,447	$ 14,542,423
Verint Systems, Inc.(a)	183,201	5,933,880
Vertex, Inc., Class A(a)	10,848	242,887
Workiva, Inc., Class A(a)(b)	29,074	3,251,927
Yext, Inc.(a)	157,721	1,381,636
Zeta Global Holdings Corp., Class A(a)(b)	113,020	918,853
Zuora, Inc., Class A(a)	616,274	5,614,256
		207,608,953
Specialized REITs — 0.4%
Outfront Media, Inc.	1,255,760	14,252,876
Specialty Retail — 3.5%
1-800-Flowers.com, Inc., Class A(a)(b)	573,724	4,320,142
Aaron’s Co., Inc.	177,032	2,136,776
Abercrombie & Fitch Co., Class A(a)	141,974	7,631,103
Academy Sports & Outdoors, Inc.	50,613	2,761,951
America’s Car-Mart, Inc.(a)	130	14,470
Boot Barn Holdings, Inc.(a)	50,983	4,677,690
CarParts.com, Inc.(a)	243,674	1,176,946
Carvana Co., Class A(a)(b)	61,879	3,115,608
Cato Corp., Class A	7,208	55,862
Chico’s FAS, Inc.(a)	661,884	3,395,465
Citi Trends, Inc.(a)	26,389	570,794
Conn’s, Inc.(a)	350,659	1,465,755
Container Store Group, Inc.(a)(b)	88,112	206,182
Duluth Holdings, Inc., Class B(a)	25,957	164,957
Group 1 Automotive, Inc.	106,776	28,233,710
Guess?, Inc.	87,072	2,094,952
Haverty Furniture Cos., Inc.	42,878	1,342,081
Lands’ End, Inc.(a)(b)	77,927	600,038
Lulu’s Fashion Lounge Holdings, Inc.(a)	163	337
Murphy U.S.A., Inc.	56,702	18,010,823
National Vision Holdings, Inc.(a)	7,822	143,221
ODP Corp.(a)	108,729	5,362,514
Overstock.com, Inc.(a)	42,520	1,110,197
Revolve Group, Inc., Class A(a)(b)	154,235	2,259,543
Signet Jewelers Ltd.	26,199	1,964,925
Sonic Automotive, Inc., Class A	64,135	3,419,678
Stitch Fix, Inc., Class A(a)	987,745	4,336,201
Upbound Group, Inc.	56,847	1,740,655
Urban Outfitters, Inc.(a)	432,517	14,363,890
Warby Parker, Inc., Class A(a)(b)	376,026	4,516,072
Winmark Corp.	5,299	2,016,429
Zumiez, Inc.(a)	162,383	3,083,653
		126,292,620
Technology Hardware, Storage & Peripherals — 0.7%
Super Micro Computer, Inc.(a)(b)	75,058	20,646,955
Turtle Beach Corp.(a)	11,679	126,951
Xerox Holdings Corp.	338,816	5,383,786
		26,157,692
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc.(a)	113,504	11,048,479
Ermenegildo Zegna NV	71,314	1,068,284
Figs, Inc., Class A(a)	41,791	258,269
Fossil Group, Inc.(a)	118,097	250,366
Oxford Industries, Inc.	18,473	1,865,588
Unifi, Inc.(a)(b)	38,167	264,879
Vera Bradley, Inc.(a)	4,643	33,290
		14,789,155
Tobacco — 0.1%
Turning Point Brands, Inc.	93,022	2,290,202

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 3.4%
Applied Industrial Technologies, Inc.	118,197	$ 18,246,071
Boise Cascade Co.	142,675	15,604,365
GATX Corp.	126,211	14,910,567
Global Industrial Co.	16,376	554,164
GMS, Inc.(a)	134,029	9,293,571
H&E Equipment Services, Inc.	113,080	5,124,785
Herc Holdings, Inc.	100,228	13,043,672
McGrath RentCorp	143,308	14,488,439
MRC Global, Inc.(a)(b)	141,317	1,317,074
NOW, Inc.(a)	131,147	1,464,912
Rush Enterprises, Inc., Class A	637,548	26,400,863
Titan Machinery, Inc.(a)	32,206	999,030
		121,447,513
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	335,494	7,209,766
United States Cellular Corp.(a)	169,572	7,778,268
		14,988,034
Total Common Stocks — 99.0% (Cost: $3,478,625,654)		3,565,745,271
Rights
Biotechnology — 0.0%
Flexion Therapeutics, Inc., CVR(a)(c)	73,745	38,347
Radius Health, Inc., CVR(a)	72,193	5,776
		44,123
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(c)	72,036	105,173
Pharmaceuticals — 0.0%
Albireo Pharma Inc., CVR(a)(b)(c)	28,456	89,067
Total Rights — 0.0% (Cost: $ —)		238,363
Total Long-Term Investments — 99.0% (Cost: $3,478,625,654)		3,565,983,634
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(e)(f)	30,294,358	$ 30,294,358
SL Liquidity Series, LLC, Money Market Series, 5.49%(e)(f)(g)	92,661,357	92,689,156
Total Short-Term Securities — 3.4% (Cost: $122,904,545)		122,983,514
Total Investments — 102.4% (Cost: $3,601,530,199)		3,688,967,148
Liabilities in Excess of Other Assets — (2.4)%		(86,901,533)
Net Assets — 100.0%		$ 3,602,065,615
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,203,059, representing 0.0% of its net assets as of period end, and an original cost of $9,826,744.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 32,705,335	$ —	$ (2,410,977)(a)	$ —	$ —	$ 30,294,358	30,294,358	$ 428,245	$ —
SL Liquidity Series, LLC, Money Market Series	99,134,034	—	(6,478,277)(a)	6,081	27,318	92,689,156	92,661,357	321,835(b)	—
				$ 6,081	$ 27,318	$ 122,983,514		$ 750,080	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	426	09/15/23	$ 40,504	$ (39,771)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 22,607,016	$ —	$ —	$ 22,607,016
Air Freight & Logistics	1,325,567	—	—	1,325,567
Automobile Components	72,330,956	—	—	72,330,956
Automobiles	3,657,994	—	—	3,657,994
Banks	281,520,054	—	—	281,520,054
Beverages	36,596,444	—	—	36,596,444
Biotechnology	251,811,723	310	14,036	251,826,069
Broadline Retail	1,482,550	—	—	1,482,550
Building Products	62,947,311	—	—	62,947,311
Capital Markets	59,211,107	—	—	59,211,107
Chemicals	30,250,689	—	—	30,250,689
Commercial Services & Supplies	19,917,785	—	—	19,917,785
Communications Equipment	20,758,678	—	—	20,758,678
Construction & Engineering	102,738,031	—	—	102,738,031
Construction Materials	9,349,432	—	—	9,349,432
Consumer Finance	43,657,694	—	—	43,657,694
Consumer Staples Distribution & Retail	5,268,247	—	—	5,268,247
Containers & Packaging	474,992	—	—	474,992
Diversified Consumer Services	47,709,871	—	—	47,709,871

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified REITs	$ 16,661,058	$ —	$ —	$ 16,661,058
Diversified Telecommunication Services	20,443,197	—	—	20,443,197
Electric Utilities	7,129,531	—	—	7,129,531
Electrical Equipment	59,711,097	—	—	59,711,097
Electronic Equipment, Instruments & Components	111,255,235	—	—	111,255,235
Energy Equipment & Services	84,567,844	—	—	84,567,844
Entertainment	7,687,445	—	—	7,687,445
Financial Services	53,573,661	—	—	53,573,661
Food Products	29,087,322	—	—	29,087,322
Gas Utilities	30,540,527	—	—	30,540,527
Ground Transportation	8,781,683	—	—	8,781,683
Health Care Equipment & Supplies	103,230,086	—	—	103,230,086
Health Care Providers & Services	95,967,937	—	—	95,967,937
Health Care REITs	851,657	—	—	851,657
Health Care Technology	12,463,566	—	—	12,463,566
Hotel & Resort REITs	32,856,477	—	—	32,856,477
Hotels, Restaurants & Leisure	61,760,254	—	—	61,760,254
Household Durables	89,063,445	—	—	89,063,445
Household Products	9,150,505	—	—	9,150,505
Independent Power and Renewable Electricity Producers	33,731,953	—	—	33,731,953
Industrial REITs	22,956,184	—	—	22,956,184
Insurance	70,782,574	—	—	70,782,574
Interactive Media & Services	62,531,648	—	—	62,531,648
IT Services	15,951,655	—	—	15,951,655
Leisure Products	4,261,821	—	—	4,261,821
Life Sciences Tools & Services	24,666,906	—	—	24,666,906
Machinery	140,103,486	—	—	140,103,486
Marine Transportation	14,618,399	—	—	14,618,399
Media	21,167,032	—	—	21,167,032
Metals & Mining	73,552,131	—	—	73,552,131
Mortgage Real Estate Investment Trusts (REITs)	14,535,560	—	—	14,535,560
Multi-Utilities	1,325,170	—	—	1,325,170
Office REITs	38,123,247	—	—	38,123,247
Oil, Gas & Consumable Fuels	182,114,659	—	—	182,114,659
Passenger Airlines	12,936,920	—	—	12,936,920
Personal Care Products	15,506,546	—	—	15,506,546
Pharmaceuticals	104,928,920	1,203,059	—	106,131,979
Professional Services	89,054,285	—	—	89,054,285
Real Estate Management & Development	10,532,196	—	—	10,532,196
Residential REITs	20,652,463	—	—	20,652,463
Retail REITs	34,793,532	—	—	34,793,532
Semiconductors & Semiconductor Equipment	119,474,866	—	—	119,474,866
Software	207,608,953	—	—	207,608,953
Specialized REITs	14,252,876	—	—	14,252,876
Specialty Retail	126,292,620	—	—	126,292,620
Technology Hardware, Storage & Peripherals	26,157,692	—	—	26,157,692
Textiles, Apparel & Luxury Goods	14,789,155	—	—	14,789,155
Tobacco	2,290,202	—	—	2,290,202
Trading Companies & Distributors	121,447,513	—	—	121,447,513
Wireless Telecommunication Services	14,988,034	—	—	14,988,034
Rights	—	5,776	232,587	238,363
Short-Term Securities
Money Market Funds	30,294,358	—	—	30,294,358
	$ 3,594,822,224	$ 1,209,145	$ 246,623	3,596,277,992
Investments valued at NAV(a)				92,689,156
				$ 3,688,967,148

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (39,771)	$ —	$ —	$ (39,771)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust